Goodwill and Intangible Assets, Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Gross Carrying Amount [Abstract]
Goodwill	$ 7,319	$ 7,319
Institutional ownership percentage	10.00%
Goodwill impairment	$ 0	$ 0